GOODWILL AND INTANGIBLES Schedule of Intangibles (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 24, 2015	Jun. 25, 2014	Jun. 26, 2013
Goodwill and Intangible Assets Disclosure [Abstract]
Amortization of Intangible Assets	$ 800	$ 1,000	$ 200
Finite-Lived Intangible Assets, Amortization Expense, Next Twelve Months	900
Finite-Lived Intangible Assets, Amortization Expense, Year Two	900
Finite-Lived Intangible Assets, Amortization Expense, Year Three	900
Finite-Lived Intangible Assets, Amortization Expense, Year Four	900
Finite-Lived Intangible Assets, Amortization Expense, Year Five	$ 900